COMBINED BALANCE SHEETS - USD ($) $ in Millions	Jun. 27, 2015	Jun. 28, 2014
Current assets:
Cash and cash equivalents	$ 14.5	$ 19.9
Accounts receivable, net	150.5	136.5
Inventories	99.7	96.5
Prepayments and other current assets	46.1	33.1
Total current assets	310.8	286.0
Property, plant and equipment, net	143.2	136.5
Goodwill and intangibles, net	27.4	35.8
Deferred income taxes	30.3	33.3
Other non-current assets	0.9	0.5
Total assets	512.6	492.1
Current liabilities:
Accounts payable	77.9	82.1
Accrued payroll and related expenses	17.7	19.2
Income taxes payable	3.7	14.7
Accrued expenses	11.5	9.4
Other current liabilities	11.4	11.5
Total current liabilities	122.2	136.9
Other non-current liabilities	$ 9.8	$ 19.6
Commitments and contingencies (Note 13)
Stockholders' equity:
Viavi net investment	$ 368.1	$ 312.9
Accumulated other comprehensive (loss) income	12.5	22.7
Total stockholders’ equity	380.6	335.6
Total liabilities and stockholders’ equity	$ 512.6	$ 492.1